UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to ________________

Date of Report (Date of earliest event reported):_______

Commission File Number of securitizer:_______

Central Index Key Number of securitizer:_______

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____________

HIGHWAYS 2021 PLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001895426

Central Index Key Number of underwriter (if applicable): ____________

Adrianna Pawelec, +44 (0)203 922 0185
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) for any third-party due diligence report obtained by the issuer are attached as Exhibits to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	11/29/2021	HIGHWAYS 2021 PLC
(Securitizer, Depositor or Underwriter)

By:	/s/ Aline Sternberg

Name:	Aline Sternberg
Title:	Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants KPMG LLP